UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22668

 NAME OF REGISTRANT:                     ETF Series Solutions



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 E Michigan Avenue
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Michael D. Barolsky, Secretary
                                         ETF Series Solutions, c/o
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Avenue,
                                         10th Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-5586

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               04/20/2015 - 06/30/2015


AlphaMark Actively Managed SC
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         ETF Series Solutions
By (Signature)       /s/ Paul R. Fearday
Name                 Paul R. Fearday
Title                President
Date                 08/27/2015